Significant Accounting Policies - Advertising and Merchandising Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Advertising and merchandising expense
Advertising and merchandising expense	$ 327	$ 278	$ 348